INCOME TAXES (FY) (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES [Abstract]
Income Before Income Taxes	The sources of income from operations before income taxes are:
(dollars in millions)	2019	2018	2017
United States	$1,460	$2,360	$1,620
Foreign	$1,212	$1,482	$1,434
Total	$2,672	$3,842	$3,054

Provision for Income Taxes
The income tax expense (benefit) for the years ended December 31, 2019, 2018 and 2017 consisted of the following components:

(dollars in millions)	2019	2018	2017
Current:
United States:
Federal	$262	$479	1,318
State	72	119	99
Foreign	305	342	342
	639	940	1,759
Future:
United States:
Federal	(14)	(37)	22
State	(2)	24	2
Foreign	(106)	146	4
	(122)	133	28
Income tax expense	517	1,073	1,787
Attributable to items credited to UTC Net Investment	$(36)	$(68)	$(168)

Reconciliation of Effective Income Tax Rate
Differences between the effective income tax rates and the statutory U.S. federal income tax rate are as follows:

(dollars in millions)	2019	2018	2017
Statutory U.S. federal income tax rate	21.0%	21.0%	35.0%
State income taxes	2.5%	2.6%	1.8%
Tax on international activities	2.5%	4.4%	(3.4)%
Tax audit settlements	(5.6)%	—%	(0.4)%
U.S. tax reform adoption	—%	—%	26.1%
Other	(1.0)%	(0.1)%	(0.6)%
Effective income tax rate	19.4%	27.9%	58.5%

Deferred Tax Assets and Liabilities
The tax effects of temporary differences and tax carryforwards which gave rise to future income tax benefits and payables at December 31, 2019 and 2018 are as follows:

(dollars in millions)	2019	2018
Future income tax benefits:
Insurance and employee benefits	$76	$76
Other asset basis differences	128	126
Other liability basis differences	556	331
Tax loss carryforward	236	159
Tax credit carryforwards	55	60
Valuation allowances	(128)	(107)
	$923	$645

Future income taxes payable:
Intangible assets	$392	$403
Other asset basis differences	297	165
	$689	$568

Tax Credit and Loss Carryforwards
At December 31, 2019, tax credit carryforwards, principally state and foreign, and tax loss carryforwards, principally state and foreign, were as follows:

(dollars in millions)	Tax Loss Carryforwards	Tax Credit Carryforwards
Expiration period:
2020-2024	$52	$8
2025-2029	105	3
2030-2039	41	1
Indefinite	882	43
Total	$1,080	$55

Unrecognized Tax Benefits
At December 31, 2019, Carrier had gross tax-effected unrecognized tax benefits of $166 million, all of which, if recognized, would impact the effective tax rate. A reconciliation of the beginning and ending amounts of unrecognized tax benefits and interest expense related to unrecognized tax benefits for the years ended December 31, 2019, 2018 and 2017 is as follows:

(dollars in millions)	2019	2018	2017
Balance at January 1	$316	$290	$243
Additions for tax positions related to the current year	30	27	54
Additions for tax positions of prior years	14	3	17
Reductions for tax positions of prior years	(19)	(4)	(20)
Settlements	(175)	—	(4)
Balance at December 31	$166	$316	$290
Gross interest expense related to unrecognized tax benefits	$8	$8	$4
Total accrued interest balance at December 31	$25	$33	$24